Tax - Current Tax - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income tax reconciliation [Line Items]
Uncertain tax positions included within current tax liability	$ 42	$ 39
Uncertain tax positions offset from current tax receivable	0	5
Maximum [member]
Disclosure of income tax reconciliation [Line Items]
Uncertain tax positions included within current tax liability	$ 8	$ 8